NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Non-cash Transactions
NON-CASH TRANSACTIONS

35.	NON-CASH TRANSACTIONS

On 2021, 2020 and 2019, the Company had the following non-cash transactions, which are not reflected in the Cash flow statement:

▪	Capitalized financial costs of R$15 on 2021 (R$33 on 2020, R$23 on 2019);
▪	Except for the cash arising from the business combination, in the first half of 2020, in the amount of R$27, and the payment of R$45, the acquisition of the Centroeste’s remaining equity interest did not generate effects in the Company’s cash flow;
▪	Capital increase from retained profit reserve, with the issuance of shares, in the amount of R$300, on June 30, 2020;
▪	Lease addition in the amount of R$11 (R$6, on December 31, 2020).